Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund
STEWARD SMALL-MID CAP ENHANCED INDEX FUND
Investment Objective:
Long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - - Steward Small-Mid Cap Enhanced Index Fund	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge (CDSC) (as a percentage of the redemption of proceeds)	none	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $2,000 for regular accounts and $1,000 for Individual Retirement Accounts)	12.00%	12.00%	12.00%	12.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - Steward Small-Mid Cap Enhanced Index Fund		Class A	Class C	Class R6	Institutional Class
Management fees		0.15%	0.15%	0.15%	0.15%
Distribution (12b-1) fees		0.25%	1.00%	none	none
Other expenses	[1]	0.43%	0.42%	0.32%	0.42%
Total annual Fund operating expenses		0.83%	1.57%	0.47%	0.57%
[1]	"Other Expenses" for Class C and Class R6 shares are based on estimated amounts for the current fiscal year.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•     You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•     Your investment has a 5% return each year; and

•     The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - Steward Small-Mid Cap Enhanced Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	85	265	460	1,025
Class C	260	496	855	1,867
Class R6	48	151	263	591
Institutional Class	58	183	318	714

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
| Steward Small-Mid Cap Enhanced Index Fund | Class C | USD ($)	160	496	855	1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index fund. The Fund pursues its objective by seeking to enhance its performance over that of its benchmark index by 1) changing the relative weighting in the Fund's portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry, and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's values-based investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark.* The Fund's benchmark index is a widely recognized broad-based small-mid cap index and is the same index identified in the Average Annual Total Returns table below. The Fund's investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indices that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index. Under normal circumstances the Fund will invest at least 80% of its assets in the securities of small to mid-cap companies.* Small to mid-cap companies are defined by the market capitalization range of the Fund's benchmark index from time to time. For the Fund's current benchmark index, this market capitalization range, as of July 31, 2018, is $100.000 million to $12.394 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. Fund investments may also include other investment companies and real estate investment trusts. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of its total assets in securities of non-U.S. issuers not generally included in the benchmark index. Also, the Fund may not invest more than 2% of its total assets in securities of companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager's evaluation of the relative performance of growth versus value style securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indices that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities.

Values-based Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with mature content, life ethics, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers' expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund's performance may be better or worse than that of funds with similar investment policies. The Fund's performance is also likely to differ from that of funds that use different strategies for selecting investments.

Risks of investing in the Fund include:

• Values-based Screening Policies - In avoiding investments that are inconsistent with the Fund's values-based screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the Fund's values-based screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

• Equity Securities - The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds will take precedence over the claims of owners of its equity securities.

• Securities of Small- and Mid-Cap Companies - Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund's portfolio. For small-cap companies, these risks are increased.

• Micro-Cap Companies - While all investments involve risk, micro-cap stocks are among the most risky. Many micro-cap companies are new and have no proven track record. Some of these companies have no assets or revenues. Others have products and services that are still in development or have yet to be tested in the market. Another risk that pertains to micro-cap stocks involves the low volumes of trades. Because many micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

• Security Selection and Market Risk - Particular stocks selected for the Fund may underperform the market or other funds with similar objectives. The value of the Fund's investments may also change with general market conditions.

• Value Stocks - Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

• Growth Stocks - Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors' perceptions of the company, rather than on fundamental analysis of the stocks.

• Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Issuer Risk - The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.

• Investment in Other Investment Companies or Real Estate Investment Trusts - The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

• Concentration Policy Risk - To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund's fundamental policy not to concentrate in a particular industry or industry group.

• Share Ownership Concentration Risk - To the extent that a significant portion of the Fund's shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund's investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, respectively. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance for each of the last ten calendar years. The bar chart shows performance of the Class A shares; returns for other share classes will differ only to the extent that they have different expenses. Class C and Class R6 shares are new classes of shares and therefore do not have a full calendar year of performance available. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund's website at www.crossmarkglobal.com.

CLASS A CALENDAR YEAR TOTAL RETURNS
Steward Small-Mid Cap Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Class A Shares

Best Quarter, 2nd Quarter 2009 28.76% Worst Quarter, 4th Quarter 2008 -27.24% Year-To-Date Return, 2nd Quarter 2018 5.37%

The following table illustrates the impact of taxes on the Fund's returns (Class A is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2017
Average Annual Total Returns - - Steward Small-Mid Cap Enhanced Index Fund	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	13.80%	14.19%	9.86%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	11.65%	11.81%	8.46%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.24%	10.93%	7.85%
Institutional Class	Return Before Taxes	14.04%	14.51%	10.17%
Standard & Poor’s 1000 Index	Standard & Poor’s 1000 Index (reflects no deduction for fees, expenses or taxes)	15.33%	15.32%	10.10%